                          OFI TREMONT CORE STRATEGIES HEDGE FUND
                    6803 South Tucson Way, Centennial, Colorado 80112
                                      1.800.399.7181

                          SUPPLEMENT DATED MARCH 4, 2008 TO THE
                         COMBINED PROSPECTUS AND PROXY STATEMENT

                            SPECIAL MEETING OF SHAREHOLDERS OF
                          OFI TREMONT MARKET NEUTRAL HEDGE FUND
                               to be held on March 20, 2008

                               Acquisition of the Assets of
                          OFI TREMONT MARKET NEUTRAL HEDGE FUND
                    6803 South Tucson Way, Centennial, Colorado 80112
                                      1.800.399.7181

                             By and in exchange for shares of
                          OFI TREMONT CORE STRATEGIES HEDGE FUND

     This supplements the combined Prospectus and Proxy Statement dated February
11, 2008 that  solicits  proxies  from the  shareholders  of OFI Tremont  Market
Neutral  Hedge Fund  ("Market  Neutral  Hedge  Fund"),  a closed-end  management investment  company,  to be voted at a  Special  Meeting  of  Shareholders  (the
"Meeting")   to  approve  the  Agreement   and  Plan  of   Reorganization   (the
"Reorganization  Agreement")  and the  transactions  contemplated  thereby  (the
"Reorganization")  between  Market  Neutral  Hedge  Fund  and OFI  Tremont  Core
Strategies Hedge Fund ("Core  Strategies  Hedge Fund"), a closed-end  management investment company.

     If   shareholders  of  Market  Neutral  Hedge  Fund  vote  to  approve  the
Reorganization Agreement and the Reorganization, substantially all of the assets of Market Neutral Hedge Fund will be transferred to Core  Strategies  Hedge Fund in  exchange  for shares of Core  Strategies  Hedge Fund and the  assumption  of certain  liabilities,  if any,  described in the Reorganization  Agreement.  The
Meeting will be held at the offices of OppenheimerFunds, Inc. (the "Adviser") at
6803 South  Tucson  Way,  Centennial,  Colorado  80112 on March 20, 2008 at 1:00
p.m., Mountain Time.

     A. All  information  that  previously  appeared in the Prospectus and Proxy
Statement  under the  captions  "What are the  general tax  consequences  of the
Reorganization?" and "What are the tax consequences of the Reorganization?" have been deleted and replaced by the following:

     Contrary  to the  statements  in the  Prospectus  and  Proxy  Statement  as originally  distributed  to  shareholders  on or about  February 11, 2008,  as a result of the number of shares of Market Neutral Hedge Fund redeemed  during the
February  2008  repurchase  offer,  as  extended,  the Fund now expects that the
Reorganization will NOT qualify as a tax-free  reorganization for federal income tax purposes  under  Section  368(a)(1) of the Internal  Revenue Code of 1986 as
amended.  There will  consequently be no tax opinion that shareholders of Market
Neutral Hedge Fund should not recognize any gain or loss for U.S. federal income tax purposes as a result of the  Reorganization,  or that the holding  period of the Core  Strategies  Hedge Fund shares to be received in that  exchange  should include  the period  that Market  Neutral  Hedge Fund shares were held,  or that
Market  Neutral  Hedge Fund should  recognize  neither gain nor loss as a direct result of the Reorganization.

     At a meeting  of the Boards of  Trustees  of both Funds held March 3, 2008, the Boards considered whether to reapprove the proposed Reorganization on behalf of each Fund, as modified so that the  Reorganizations  would be taxable to each
Fund and to shareholders of Market Neutral Hedge Fund. The Boards considered the fact that all shareholders of Market Neutral Hedge Fund (other than the Adviser)
are tax-exempt  entities,  and that neither those  tax-exempt  shareholders  nor either of the Funds are expected to bear any  additional  tax  liabilities  as a result of the change in the anticipated tax consequences of the  Reorganization.
For these reasons, the Board determined to reapprove the proposed Reorganization and to waive the condition that the Funds obtain an opinion of tax counsel prior to effectuating the Reorganization. The Reorganization Agreement entered into by the Funds has been modified accordingly.

     Each  Shareholder  is advised to contact its tax advisor  regarding the tax implications to it of the Reorganization in light of the foregoing information.

     B. All  information  that  previously  appeared in the Prospectus and Proxy
Statement  under the caption  "How do I Vote?" has been  deleted and replaced by the following:

     Please take a few moments to complete  your proxy ballot  promptly  even if you  previously  voted.  You may vote your shares by completing  and signing the enclosed  proxy  ballot(s)  and mailing the proxy  ballot(s) in the postage paid envelope  provided.  You may  return  your  completed  ballot via  facsimile  to
1.800.717.8706,  and call  1.800.399.7181  to confirm that it has been received.
You may cast your vote by  attending  the  Meeting in person if you are a record owner.

     If you need assistance, have any questions regarding the Proposal or need a replacement proxy ballot or the combined Prospectus and Proxy Statement referred to in this supplement, you may contact us toll-free at 1.800.399.7181. Any proxy given by a  shareholder  in writing is revocable  as  described  below under the paragraph titled "Revoking a Proxy".

     If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

[logo]
PROXY CARD

                    OFI TREMONT MARKET NEUTRAL HEDGE FUND
   PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 20, 2008

The undersigned,  revoking prior proxies,  hereby appoints Brian Wixted, Brian
Szilagyi,  and  Kathleen  Ives,  and each of them,  as  attorneys-in-fact  and proxies of the undersigned,  with full power of  substitution,  to vote shares held  in the  name  of the  undersigned  on the  record  date  at the  Special
Meeting of  Shareholders  of OFI Tremont  Market Neutral Hedge Fund to be held at 6803 South Tucson Way, Centennial,  Colorado,  80112, on March 20, 2008, at
1:00 P.M.  Mountain  Time, or at any  adjournment  thereof,  upon the proposal described  in  the  Notice  of  Meeting  and  accompanying  supplement  to the
Combined  Prospectus  and Proxy  Statement,  which have been  received  by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal (set forth below) has been proposed by the Board of Trustees.

When properly  executed,  this proxy will be voted as indicated below or "FOR"
the proposal if no choice is indicated.  The proxy will be voted in accordance with the proxy  holders'  best judgment as to any other matters that may arise at the Meeting.

     Note:  Please sign this proxy exactly as your name or names appear  hereon.
Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

                                          SAMPLE
                                   ________________________________________
                                          Signature
                                          Date

                                          SAMPLE
                          ____________________________________________________
                                        Signature (if held jointly)
                                        Date

                                          SAMPLE
                                __________________________________________
                                        Title if a corporation,
                                        partnership or other entity

                                 FOLD HERE

Your vote is  important,  no matter how many shares you own. The matter we are submitting for your  consideration  is significant to the Fund and to you as a
Fund  shareholder.  Please take the time to read the proxy  statement and cast your vote now.

THIS PROXY IS SOLICITED  ON BEHALF OF THE FUND'S  BOARD OF  TRUSTEES,  AND THE
PROPOSAL BELOW HAS BEEN PROPOSED BY THE BOARD OF TRUSTEES.

    TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK.  Example: [ ]

    PROPOSAL:

1.    To approve an Agreement and Plan of  Reorganization  between OFI Tremont
      Market  Neutral  Hedge  Fund (the  "Fund")  and OFI  Tremont  Core
      Strategies  Hedge Fund ("Core  Strategies  Hedge  Fund"),  and the
      transactions  contemplated  thereby,  including:  (a) the transfer of  substantially  all the  assets of the Fund to Core  Strategies
      Hedge Fund in exchange for shares of Core  Strategies  Hedge Fund;
      (b) the  distribution of shares of Core  Strategies  Hedge Fund to shareholders  of the Fund in  complete  liquidation  of the  Fund;
      and (c) the cancellation of the outstanding shares of the Fund.

                                  FOR     AGAINST     ABSTAIN